Loans and Allowance for Credit Losses - Summary of Key Economic Variables Used in Base Case (Detail)	6 Months Ended	12 Months Ended
	Apr. 30, 2020	Oct. 31, 2019
Base Scenario [member] | Canada [member] | 2020 forecast [member]
Disclosure of detailed information about financial instruments [line items]
Real gross domestic product	(6.00%)	1.70%
BBB	2.60%	2.30%
Unemployment rates	8.50%	5.70%
Housing price index	4.00%	2.00%
Base Scenario [member] | Canada [member] | 2021 forecast [member]
Disclosure of detailed information about financial instruments [line items]
Real gross domestic product	6.50%	1.60%
BBB	2.30%	2.30%
Unemployment rates	7.00%	5.90%
Housing price index	0.00%	2.50%
Base Scenario [member] | United States [member] | 2020 forecast [member]
Disclosure of detailed information about financial instruments [line items]
Real gross domestic product	(5.00%)	1.80%
BBB	2.70%	2.30%
Unemployment rates	7.80%	3.70%
Housing price index	0.50%	3.00%
Base Scenario [member] | United States [member] | 2021 forecast [member]
Disclosure of detailed information about financial instruments [line items]
Real gross domestic product	6.00%	1.90%
BBB	2.40%	2.40%
Unemployment rates	6.00%	3.80%
Housing price index	2.20%	2.70%
Benign scenario [member] | Canada [member] | 2020 forecast [member]
Disclosure of detailed information about financial instruments [line items]
Real gross domestic product	(3.70%)	2.90%
BBB	2.20%	2.00%
Unemployment rates	7.50%	5.10%
Housing price index	7.00%	3.70%
Benign scenario [member] | Canada [member] | 2021 forecast [member]
Disclosure of detailed information about financial instruments [line items]
Real gross domestic product	8.60%	2.50%
BBB	2.00%	2.10%
Unemployment rates	6.00%	5.00%
Housing price index	3.30%	3.70%
Benign scenario [member] | United States [member] | 2020 forecast [member]
Disclosure of detailed information about financial instruments [line items]
Real gross domestic product	(2.70%)	2.40%
BBB	2.30%	1.80%
Unemployment rates	6.50%	3.30%
Housing price index	2.80%	4.40%
Benign scenario [member] | United States [member] | 2021 forecast [member]
Disclosure of detailed information about financial instruments [line items]
Real gross domestic product	7.80%	2.40%
BBB	1.90%	2.00%
Unemployment rates	5.60%	3.20%
Housing price index	4.60%	4.20%
Adverse scenario [member] | Canada [member] | 2020 forecast [member]
Disclosure of detailed information about financial instruments [line items]
Real gross domestic product	(7.00%)	(2.30%)
BBB	3.10%	4.50%
Unemployment rates	10.00%	8.50%
Housing price index	0.30%	(12.30%)
Adverse scenario [member] | Canada [member] | 2021 forecast [member]
Disclosure of detailed information about financial instruments [line items]
Real gross domestic product	4.90%	0.50%
BBB	2.90%	4.10%
Unemployment rates	9.00%	9.00%
Housing price index	(4.20%)	(4.70%)
Adverse scenario [member] | United States [member] | 2020 forecast [member]
Disclosure of detailed information about financial instruments [line items]
Real gross domestic product	(5.80%)	(2.00%)
BBB	3.00%	4.10%
Unemployment rates	8.80%	6.10%
Housing price index	(0.80%)	(5.70%)
Adverse scenario [member] | United States [member] | 2021 forecast [member]
Disclosure of detailed information about financial instruments [line items]
Real gross domestic product	4.90%	0.60%
BBB	2.90%	3.60%
Unemployment rates	6.80%	6.80%
Housing price index	0.60%	(2.20%)